U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

July 2, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of:

John Hancock Financial Industries Fund (the “Fund”)

File Nos. 002-90305; 811-03999

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information, each dated June 27, 2013, contained in Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 72 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 27, 2013 via EDGAR, accession number 0001133228-13-002726.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust